Fair Value (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Fair Value
Estimated Fair Values of Financial Instruments

	Yen (millions)
	2011		2010
	Carrying amount	Fair value	Carrying amount	Fair value
Non-derivatives:
Assets:
Other investments and advances	409,938	410,023	454,313	454,516
Liabilities:
Long-term debt, including current portion	(1,535,858)	(1,548,251)	(1,236,052)	(1,250,048)
Derivatives:
Other current assets:
Forward:
To sell foreign currencies	1,420	1,420	3,511	3,511
To buy foreign currencies	451	451	5,494	5,494
Cross currency swaps	—	—	—	—
Interest rate swaps	0	0	23	23
Commodity futures:
To sell commodity	—	—	—	—
To buy commodity	20,390	20,390	12,561	12,561
Other current liabilities:
Forward:
To sell foreign currencies	(4,536)	(4,536)	(2,390)	(2,390)
To buy foreign currencies	(3,286)	(3,286)	(1,888)	(1,888)
Cross currency swaps	(462)	(462)	(283)	(283)
Commodity futures:
To sell commodity	(5,333)	(5,333)	(4,576)	(4,576)
To buy commodity	—	—	—	—

Assets and Liabilities Measured at Fair Value on Recurring Basis

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	313,813	—	—	313,813
Corporate and government bonds	—	2,201	—	2,201
Other debt securities	—	546	—	546

Total available-for-sale securities	313,813	2,747	—	316,560

Derivatives:
Foreign exchange contracts	—	1,871	—	1,871
Interest rate swaps	—	0	—	0
Commodity futures	18,564	1,826	—	20,390

Total derivatives	18,564	3,697	—	22,261

Total	332,377	6,444	—	338,821

Liabilities:
Derivatives:
Foreign exchange contracts	—	(7,822)	—	(7,822)
Cross currency swaps	—	(462)	—	(462)
Commodity futures	(2,427)	(2,906)	—	(5,333)

Total derivatives	(2,427)	(11,190)	—	(13,617)

Total	(2,427)	(11,190)	—	(13,617)

	Yen (millions)
	2010
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	379,358	—	—	379,358
Corporate and government bonds	—	3,961	—	3,961
Other debt securities	—	585	—	585

Total available-for-sale securities	379,358	4,546	—	383,904

Derivatives:
Foreign exchange contracts	—	9,005	—	9,005
Interest rate swaps	—	23	—	23
Commodity futures	12,561	—	—	12,561

Total derivatives	12,561	9,028	—	21,589

Total	391,919	13,574	—	405,493

Liabilities:
Derivatives:
Foreign exchange contracts	—	(4,278)	—	(4,278)
Cross currency swaps	—	(283)	—	(283)
Commodity futures	(3,345)	(1,231)	—	(4,576)

Total derivatives	(3,345)	(5,792)	—	(9,137)

Total	(3,345)	(5,792)	—	(9,137)

Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

	Yen (millions)
	2011
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,318)	23,196	—	2,933	26,129
Long-lived assets	(34,692)	—	—	31,114	31,114

	Yen (millions)
	2010
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(3,605)	1,058	—	1,980	3,038
Long-lived assets	(79,259)	—	—	27,800	27,800
Goodwill	(3,745)	—	—	0	0